Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of borrowings
The composition of the borrowings on the Revolving Credit Facility, Term Loan, and the Notes were as follows:

	Maturity Date	December 31, 2023	December 31, 2022
Drawings on the Revolving Credit Facility (US$700,000)	October 13, 2025	$314,705	$459,202
Drawings on the Term Loan (US$130,000)	October 13, 2025	171,938	203,160
Notes (US$625,000)	October 15, 2027	826,625	846,500
		1,313,268	1,508,862
Deferred transaction costs and Notes discount		(98,350)	(118,537)
Long-term debt		$1,214,918	$1,390,325

Current portion of long-term debt		$52,904	$27,088
Non-current portion of long-term debt		1,162,014	1,363,237
Long-term debt		$1,214,918	$1,390,325
The weighted average interest rate on the Revolving Credit Facility for the year ended December 31, 2023 was 7.7 percent (December 31, 2022 – 7.0 percent), and the weighted average interest rate on the Term Loan for the year ended December 31, 2023 was 9.0 percent (December 31, 2022 – 7.8 percent). At December 31, 2023 without considering renewal at similar terms, the Canadian dollar equivalent principal payments due over the next five years are $1,313 million, and nil thereafter.